Emissions Liabilities	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Emissions Liabilities
39.	Emissions Liabilities

(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2024 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated In 2024	Quantities allocated in 2025	Total
Emissions rights allocated free of charge(*)	1,385,433	1,602,751	1,736,918	1,444,523	1,506,276	7,675,901

(*)	The changes in quantity due to additional allocation, cancellation of allocation and others are considered.

(2)	Changes in emissions rights quantities the Group held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated in 2024	Total
Beginning	—	306,575	414,356	720,931
Allocation at no cost	1,602,751	1,736,918	1,444,523	4,784,192
Purchase	213,609	(56,266)	27,288	184,631
Surrender or shall be surrendered	(1,515,595)	(1,572,871)	(1,687,118)	(4,775,584)
Borrowed	5,810	—	—	5,810

Ending	306,575	414,356	199,049	919,980

(3)	As of December 31, 2024, the estimated annual greenhouse gas emissions quantities of the Group are 1,687,118 tCO2-eQ.